Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 28, 2013	Feb. 21, 2014 Common Stock	Feb. 21, 2014 Class B Common Stock
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	WSO
Entity Registrant Name	WATSCO INC
Entity Central Index Key	0000105016
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding			30,046,979	4,762,288
Entity Public Float		$ 2,159,000,000